Long-Term Debt (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended		12 Months Ended								12 Months Ended				0 Months Ended	12 Months Ended					12 Months Ended		1 Months Ended		0 Months Ended		0 Months Ended			1 Months Ended			12 Months Ended			0 Months Ended		1 Months Ended		12 Months Ended							0 Months Ended
	Mar. 21, 2013	Mar. 01, 2011	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2013 NBTY	Sep. 30, 2013 Term loan B-2	Sep. 30, 2012 Term loan B-2	Sep. 30, 2013 Term loan B-2 NBTY	Mar. 21, 2013 Term loan B-2 NBTY	Sep. 30, 2013 Term loan B-2 Eurodollar (LIBOR) NBTY	Sep. 30, 2013 Term loan B-2 Base rate NBTY	Sep. 30, 2013 Notes	Sep. 30, 2012 Notes	Oct. 02, 2010 Notes NBTY	Sep. 30, 2013 Notes On or after October 1, 2014 NBTY	Sep. 30, 2013 Notes On or after October 1, 2015 NBTY	Sep. 30, 2013 Notes On and after October 1, 2016 and thereafter NBTY	Sep. 30, 2013 Notes Prior to October 1, 2014 NBTY	Sep. 30, 2013 Other	Sep. 30, 2013 Revolving credit facility NBTY	Oct. 02, 2010 Revolving credit facility NBTY	Nov. 30, 2012 Revolving credit facility NBTY Balance Bar Company	Oct. 02, 2010 Term loan A NBTY	Mar. 01, 2011 Term loan B	Oct. 02, 2010 Term loan B NBTY	Nov. 01, 2013 Holdco Notes	May 01, 2013 Holdco Notes	Oct. 17, 2012 Holdco Notes	Oct. 31, 2012 Holdco Notes	Sep. 30, 2013 Holdco Notes	Jun. 21, 2013 Holdco Notes	Sep. 30, 2013 Holdco Notes Equal or exceed 75%, but less than 100%	Sep. 30, 2013 Holdco Notes Equal or exceed 50%, but less than 75%	Sep. 30, 2013 Holdco Notes Equal or exceed 25%, but less than 50%	Jun. 21, 2013 Holdco Notes NBTY	Oct. 11, 2012 Holdco Notes NBTY	Nov. 30, 2012 Holdco Notes NBTY	Oct. 17, 2012 Holdco Notes NBTY	Sep. 30, 2013 Holdco Notes Minimum Equal or exceed 75%, but less than 100%	Sep. 30, 2013 Holdco Notes Minimum Equal or exceed 50%, but less than 75%	Sep. 30, 2013 Holdco Notes Minimum Equal or exceed 25%, but less than 50%	Sep. 30, 2013 Holdco Notes Maximum Equal or exceed 75%, but less than 100%	Sep. 30, 2013 Holdco Notes Maximum Equal or exceed 50%, but less than 75%	Sep. 30, 2013 Holdco Notes Maximum Equal or exceed 25%, but less than 50%	Sep. 30, 2013 Holdco Notes Maximum Less than 25%	Mar. 21, 2013 Term loan B-1 NBTY	Dec. 30, 2011 Term loan B-1 NBTY
Long-Term Debt
Long-term debt, gross			$ 2,708,781	$ 2,157,500			$ 1,507,500	$ 1,507,500					$ 650,000	$ 650,000						$ 1,281											$ 550,000
Less: current portion			(376)
Less: unamortized discount on Holdco Note			(9,299)
Total long-term debt			2,699,106	2,157,500
Face amount of debt										1,507,500														250,000		1,500,000
Face amount of debt																																															1,750,000
Portion of excess cash flow (as defined) as part of additional prepayments on term loan (as a percent)									50.00%
Borrowing capacity																						250,000
Reference rate for variable interest rate											Eurodollar (LIBOR)	Base rate
Floor for reference rate (as a percent)											1.00%	2.00%
Margin rate over reference rate (as a percent)											2.50%	1.50%
Write off deferred financing cost	4,232	20,824	5,383	9,289	20,824																																											9,289
Call premium on term loan			(15,075)																						2,394																						1,151
Termination costs on interest rate swap contracts		1,525
Financing costs capitalized										15,190															24,320												6,121
Bank fees																									11,714
Remaining portion of the call premium capitalized																									12,606																						13,924
Prepaid future principal payments																																																225,000
Borrowings of senior credit facilities to finance the acquisition																							80,000
Prepayment penalty payable (as a percent)						1.00%
Period after Second Refinancing Date when prepayment penalty becomes payable						1 year
Debt issued															650,000														550,000
Cash interest rate (as a percent)																													7.75%
PIK interest (as a percent)																													8.50%
Cash on hand from Company used to pay transaction fees and expenses and a dividend																																							200,000
Dividend paid																														721,682						22,970		193,956
Increase in the general restricted payments basket																																					50,000
Interest rate on debt instrument (as a percent)													9.00%		9.00%
Unused line fee percentage																					0.50%
Fronting fee Percentage																					0.25%
Redemption price as a percentage of principal amount																104.50%	102.25%	100.00%	100.00%
Applicable amount for interest period expressed as a percentage of the aggregate amount of cash interest																																								75.00%	50.00%	25.00%	100.00%	75.00%	50.00%	25.00%
Percentage of outstanding principal amount in which interest is payable by increasing the principal amount of outstanding notes or by issuing PIK Notes equal to such interest																																	25.00%
Percentage of outstanding principal amount in which interest is payable in kind																																		50.00%	75.00%
Percentage of outstanding principal amount in which interest is payable in cash																																	75.00%	50.00%	25.00%
Amount of interest payment funded by dividend received																											21,313	22,970
Period to file Registration Statement to offer to exchange outstanding notes for principal amount of exchange notes in registered offering																													270 days
Aggregate principal amount of the debt exchanged for substantially identical notes																																$ 549,925